NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Schedule of computation of the basic and diluted net loss per share attributable to common stockholders

	Three months ended	Three months ended
	March 31, 2023	March 31, 2022
Numerator:
Net loss attributable to common stockholders	$(6,892,171)	$(2,980,733)
Denominator:
Weighted-average common shares outstanding	16,041,464	3,980,204
Net loss per share attributable to common stockholders, basic and diluted	$(0.43)	$(0.75)

	2022	2021
Numerator:
Net loss attributable to common stockholders	$(7,145,320)	$(5,977,407)
Denominator:
Weighted-average common shares outstanding	10,021,632	3,957,783
Net loss per share attributable to common stockholders, basic and diluted	$(0.71)	$(1.51)

Schedule of potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive

	Three months ended	Three months ended
	2023	2022
Series A common stock upon conversion of redeemable convertible preferred stock A	—	4,214,422
Series A common stock upon conversion of redeemable convertible preferred stock B	—	7,288,333
Non-vested shares of Series C common stock	—	832,093
Senior and Subordinated Convertible Notes	3,179,410	—
Shares subject to warrants to purchase common stock	6,512,087	322,223
Total	9,691,497	12,657,071

	2022	2021
Series A common stock upon conversion of redeemable convertible preferred stock A	—	4,214,422
Series A common stock upon conversion of redeemable convertible preferred stock B	—	7,288,333
Non-vested shares of Series C common stock	—	912,692
Senior and Subordinated Convertible Notes	3,179,410	—
Shares subject to warrants to purchase common stock	6,512,087	322,223
Total	9,691,497	12,737,670